SHAREHOLDERS' EQUITY (DEFICIENCY) (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company's options activity (for employees and directors) under the 2010 Plan is as follows:

	Year ended December 31,
	2013		2012
		Weighted		Weighted
		average		average
		exercise	Number of	exercise
	Number of options	price	options	price

Outstanding at beginning of year	461,118	$0.20	465,520	$0.21
Granted *)	552,890	$9.87	-	-
Exercised	(208,708)	$0.14	(2,471)	$0.33
Forfeited	-		(1,931)	$0.33

Outstanding at end of year	805,300	$6.86	461,118	$0.2

Vested and expected to vest	805,300	$6.86	461,118	$0.2

Options exercisable at the end of the period	308,909	$0.33	366,464	$0.22

*) Including 22,388 and 102,275 options to purchase ordinary shares granted in May and December 2013 to a director and an employee, respectively. The exercise price is $ 8 and $ 17.6, respectively. The vesting of the options is subject to certain performance conditions. As of December 31, 2013, the performance conditions are probable and the Company recorded share based expenses in the amount of $ 109.

Schedule of Share-based Compensation, Activity [Table Text Block]
The outstanding options granted to the Company's consultants are as follows:

	Number of		Exercise
Grant date	options		price	Expiration date

April 2, 2008	58,700		0.0005	April 2, 2018
February 28, 2010	8,805		2.1840	February 28, 2020
February 13, 2011	1,174		0.0005	February 13, 2021
February 17, 2011	3,804		0.0005	February 17, 2021

	72,483	*)

*) All options were fully vested on grant date.

Schedule of Other Share-based Compensation, Activity [Table Text Block]
The outstanding options granted to the underwriters  for the IPO are as follows:

	Number of	Exercise
Grant date	options	price	Expiration date

May 28, 2013	52,083	12	May 28, 2015
May 28, 2013	52,083	16	November 28, 2015
May 28, 2013	52,084	20	May 28, 2016

	156,250

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The share-based expense recognized in the financial statements for services received from employees and non-employees is shown in the following table:

					Period from
					February 7,
					2008 (dtae of
	Year ended				inception) to
	December 31,				December 31,
	2013	2012		2011	2013

Research and development, net	$430	$	*) -	$18	$913
General and administrative expenses	1,110		26	1,535	2,846

	$1,540		$26	$1,553	$3,759

*)	Represents an amount less than $ 1.